Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	ALGER PORTFOLIOS
Central Index Key	0000832566
Amendment Flag	false
Document Creation Date	Apr. 08, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	May 01, 2016
I-2 Class Prospectus | Alger Capital Appreciation Portfolio | Alger Capital Appreciation Portfolio Class I-2
Prospectus:
Trading Symbol	ALVOX
I-2 Class Prospectus | Alger Large Cap Growth Portfolio | Alger Large Cap Growth Portfolio Class I-2
Prospectus:
Trading Symbol	AAGOX
I-2 Class Prospectus | Alger Mid Cap Growth Portfolio | Alger Mid Cap Growth Portfolio Class I-2
Prospectus:
Trading Symbol	AMGOX
I-2 Class Prospectus | Alger SMid Cap Growth Portfolio | Alger SMid Cap Growth Portfolio Class I-2
Prospectus:
Trading Symbol	AAMOX
I-2 Class Prospectus | Alger Small Cap Growth Portfolio | Alger Small Cap Growth Portfolio Class I-2
Prospectus:
Trading Symbol	AASOX
I-2 Class Prospectus | Alger Growth & Income Portfolio | Alger Growth & Income Portfolio Class I-2
Prospectus:
Trading Symbol	AIGOX
I-2 Class Prospectus | Alger Balanced Portfolio | Alger Balanced Portfolio Class I-2
Prospectus:
Trading Symbol	ABLOX